Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation				11 years 7 months 6 days	15 years 6 months
Defined contribution plans charges				$ 144	$ 133	$ 136
Provisions and Other Non-current Liabilities
Disclosure of defined benefit plans [line items]
Gain (loss) on plan amendment	$ (15)	$ (164)	$ 12
Other Income
Disclosure of defined benefit plans [line items]
Increase (decrease) in DBO	$ (15)	$ (164)
Other Expense
Disclosure of defined benefit plans [line items]
Increase (decrease) in DBO			$ 12
Benefit obligation
Disclosure of defined benefit plans [line items]
Top four countries, percentage				88.00%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Maximum number of years to eliminate shortfall				10 years
Other post-employment benefit plans | Benefit obligation | United States
Disclosure of defined benefit plans [line items]
Associates covered, percentage				99.00%